Retirement benefit schemes	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Retirement benefit schemes

Notes on the Accounts continued

12 Retirement benefit schemes

The Group’s subsidiary undertakings operate around 190 retirement benefit arrangements worldwide. The majority of scheme members belong to defined benefit schemes, most of which are funded externally and many of which are closed to new entrants. The Group also operates a number of defined contribution schemes.

The liabilities arising in the defined benefit schemes are determined in accordance with the advice of independent, professionally qualified actuaries, using the projected unit credit method. All schemes are formally valued at least every three years.

The principal schemes are in the USA, UK, Germany, Canada, The Netherlands and Switzerland. Together schemes in these territories account for over 85% of the total obligations of the Group’s defined benefit schemes. These obligations consist mainly of final salary pension schemes which provide benefits to members in the form of a guaranteed level of pension payable for life. The level of benefits provided depends on members’ length of service and their salary in the final years leading up to retirement.

In addition, the Group operates several healthcare benefit schemes, of which the most significant are in the USA and Canada. The liabilities in respect of healthcare benefits are also assessed by qualified independent actuaries, applying the projected unit credit method.

All of these arrangements, including funded schemes where formal trusts or equivalents are required, have been developed and are operated in accordance with local practices and regulations where applicable in the countries concerned. For example, in the USA, the main funded pension schemes are the Reynolds American Retirement Plan and the Retirement Income Plan for Certain Affiliates, and the main funded healthcare scheme is the B&W Tobacco Corporate Welfare and Fringe Benefit Plan, all of which are established with corporate trustees that are required to run the scheme in accordance with the Scheme’s rules and to comply with all relevant legislation, including the Employee Retirement Income Security Act 1974 and US trust law. Similarly, in the UK, the main pension scheme is the British American Tobacco UK Pension Fund, which is established under trust law and has a corporate trustee that is required to run the scheme in accordance with the Scheme’s Trust Deed and Rules and to comply with the Pension Scheme Act 1993, Pensions Act 1995, Pension Act 2004 and all the relevant legislation.

Responsibility for the governance of the schemes across the Group, including investment decisions and contribution schedules, generally lies with the trustees. The trustees for each arrangement will usually consist of representatives appointed by both the sponsoring company and the beneficiaries. In the USA, the corporate trustees act as custodians with local management acting in a fiduciary capacity with regard to investment decisions, risk mitigation and administration of the arrangements.

The majority of schemes are subject to local regulations regarding funding requirements. Contributions to defined benefit schemes are determined after consultation with the respective trustees and actuaries of the individual externally funded schemes and after taking into account regulatory requirements in each territory.

Group’s contributions to pension schemes in 2018 are expected to be £241 million in total compared to £254 million in 2017.

Contributions to the various funded schemes in the USA are agreed with the relevant corporate Trustee after taking account of statutory requirements including the Pensions Protection Act 2006 which requires company pension plans in the US to become fully funded by a methodology similar to the accounting requirements under U.S. GAAP. Through its subsidiaries in the USA, the Group intends to make significant regular contributions with the aim of achieving a long-term funding status of at least 90%. The Group contributed £83 million to its funded pension plans and £20 million to its funded postretirement plans since the acquisition of Reynolds American in July 2017. During 2018, the Group expects to contribute £86 million to its funded pension plans and £54 million to its funded postretirement plans.

Contributions to the British American Tobacco UK Pension Fund for 2017 and 2016 were agreed with the Trustee as part of a recovery plan to include £30 million a year to cover ongoing service costs, with additional contributions to eliminate a funding shortfall. Additional contributions were £78 million in both 2017 and 2016. These contributions were to be used to achieve the statutory funding objective and thereafter to support attaining a lower risk investment strategy (noted below). With effect from July 2018, the Group will pay £18 million a year to meet the cost of future benefit accruals. Additional annual contributions are payable until the Fund is valued to 110% on a Technical Provisions basis, and are expected to be £11 million in 2018.

Total contributions payable to the UK Pension Fund are secured by a charge over the Group’s Head Office (Globe House) up to a maximum of £150 million. The charge would be triggered in the event that the Group defaults on agreed contributions due to the Fund or if an insolvency event occurs with respect to the UK entity responsible for making the payments. The charge is due to be released in 2039 but may be released earlier by negotiation or if the assets of the Fund are sufficient to achieve certain funding levels. Under the rules of the scheme, any future surplus would be returnable to the Group by refund at the end of the life of the scheme. The funding commitment is therefore not considered onerous and in accordance with IFRIC 14 no additional liabilities or surplus restriction have been recognised in respect of this commitment.

Payments made to pensioners by the operating companies in Germany, net of income on scheme assets, are deemed to be company contributions to the Contractual Trust Arrangements and are anticipated to be around £30 million in 2018 and £38 million per annum for the four years after that. Contributions to pension schemes in Canada, The Netherlands and Switzerland in total are anticipated to be around £18 million in 2018 and then £11 million per annum for the four years after that.

The majority of benefit payments are from trustee administered funds, however, there are also a number of unfunded schemes where the sponsoring company meets the benefit payment obligation as it falls due. For unfunded schemes in the USA, UK and Canada, 39% of the liabilities reported at year end are expected to be settled by the Group within ten years, 29% between ten and twenty years, 19% between twenty and thirty years, and 13% thereafter.

12 Retirement benefit schemes continued

The funded arrangements in the Group have policies on investment management, including strategies over a preferred long term investment profile, and schemes in certain territories including Canada and The Netherlands manage their bond portfolios to match the weighted average duration of scheme liabilities. For funded schemes in the USA, the Group employs a risk mitigation strategy which seeks to balance pension plan returns with a reasonable level of funded status volatility. Based on this framework, the asset allocation has two primary components. The first component is the hedging portfolio, which uses extended duration fixed income holdings (typically U.S. government and investment grade corporate bonds) and derivatives to match a portion of the interest rate risk associated with the benefit obligations, thereby reducing expected funded status volatility. The second component is the return seeking portfolio, which is designed to enhance portfolio returns. The return seeking portfolio is broadly diversified across asset classes. In addition, the main scheme in the UK has a target investment strategy such that, by 31 December 2018, the scheme will have moved to 20% return-seeking assets and 80% risk-reducing assets. Investments are diversified by type of investment, by investment sector, and where appropriate by country.

Through its defined benefit pension schemes and healthcare schemes, the Group is exposed to a number of risks, including:

Asset volatility:

The plan liabilities are calculated using discount rates set by reference to bond yields. If plan assets underperform this yield e.g. due to stock market volatility, this will create a deficit. However, most schemes hold a proportion of assets which are expected to outperform bonds in the long term, and the majority of schemes by value are subject to local regulation regarding funding deficits.

Changes in bond yields:

A decrease in corporate bond yields will increase scheme liabilities, although this will be partially offset by an increase in the value of the schemes’ bond holdings or other hedging instruments.

Inflation risk:

Some of the Group’s pension obligations are linked to inflation and higher inflation will lead to higher liabilities. Although, in most cases caps on the level of inflationary increases are in place in the scheme rules, while some assets and derivatives provide specific inflation protection.

Life expectancy:

The majority of the schemes’ obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plans’ liabilities. Assumptions regarding mortality and mortality improvements are regularly reviewed in line with actuarial tables and scheme specific experience.

The amounts recognised in the balance sheet are determined as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Present value of funded scheme liabilities	(11,542)	(7,139)	(326)	(16)	(11,868)	(7,155)

Fair value of funded scheme assets	12,157	7,264	193	14	12,350	7,278

	615	125	(133)	(2)	482	123

Unrecognised funded scheme surpluses	(23)	(18)	–	–	(23)	(18)

	592	107	(133)	(2)	459	105

Present value of unfunded scheme liabilities	(535)	(371)	(622)	(105)	(1,157)	(476)

	57	(264)	(755)	(107)	(698)	(371)

The above net liability is recognised in the balance sheet as follows:

– retirement benefit scheme liabilities	(1,065)	(719)	(756)	(107)	(1,821)	(826)

– retirement benefit scheme assets	1,122	455	1	–	1,123	455

	57	(264)	(755)	(107)	(698)	(371)

12 Retirement benefit schemes continued

The net liabilities of funded pension schemes by territory are as follows:

	Liabilities		Assets		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

– US	(5,022)	–	4,640	–	(382)	–

– UK	(3,133)	(3,529)	4,119	3,853	986	324

– Germany	(998)	(1,020)	945	872	(53)	(148)

– Canada	(782)	(796)	779	806	(3)	10

– Netherlands	(769)	(737)	819	777	50	40

– Switzerland	(330)	(370)	285	293	(45)	(77)

– Rest of Group	(508)	(687)	570	663	62	(24)

Funded schemes	(11,542)	(7,139)	12,157	7,264	615	125

Of the Group’s unfunded pension schemes 47% (2016: 64%) relate to arrangements in the UK and 33% (2016: n/a) relate to arrangements in the US, while 86% (2016: n/a) of the Group’s unfunded healthcare arrangements relate to arrangements in the US.

The amounts recognised in the income statement are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Defined benefit schemes

Service cost

– current service cost	104	85	–	1	104	86

– past service cost/(credit)	11	(43)	–	(1)	11	(44)

Net interest on the net defined benefit liability

– interest on scheme liabilities	291	229	19	6	310	235

– interest on scheme assets	(276)	(230)	(4)	(1)	(280)	(231)

– interest on unrecognised funded scheme surpluses	2	2	–	–	2	2

	132	43	15	5	147	48

Defined contribution schemes	68	53	–	–	68	53

Total amount recognised in the income statement (note 3(a))	200	96	15	5	215	101

The above charges are recognised within employee benefit costs in note 3(a) and include a charge of £12 million in 2017 (2016: £17 million credit; 2015: £16 million charge) in respect of settlements, past service costs and defined contribution costs reported as part of the restructuring costs charged in arriving at profit from operations (see note 3(e)). Included in current service costs in 2017 is around £16 million (2016: £4 million) of administration costs.

12 Retirement benefit schemes continued

The movements in scheme liabilities are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Present value at 1 January	7,510	6,220	120	100	7,630	6,320

Differences on exchange	(199)	574	(35)	22	(234)	597

Current service cost	105	88	2	1	107	89

Past service cost/(credit)	4	(44)	–	–	4	(44)

Settlements	7	(33)	–	(1)	7	(34)

Interest on scheme liabilities	292	238	19	6	311	244

Contributions by scheme members	3	4	–	–	3	4

Benefits paid	(523)	(381)	(31)	(8)	(554)	(389)

Acquisition of subsidiaries	5,211	–	882	–	6,093	–

Actuarial (gains)/losses

– arising from changes in demographic assumptions	(418)	(7)	(8)	–	(426)	(7)

– arising from changes in financial assumptions	92	911	9	1	101	912

Experience gains	(7)	(61)	(10)	(1)	(17)	(62)

Present value at 31 December	12,077	7,510	948	120	13,025	7,630

Changes in financial assumptions principally relate to discount rate movements in both years.

Scheme liabilities by scheme membership:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Active members	1,928	1,358	69	22	1,997	1,380

Deferred members	1,394	1,306	3	2	1,397	1,308

Retired members	8,755	4,846	876	96	9,631	4,942

Present value at 31 December	12,077	7,510	948	120	13,025	7,630

Approximately 95% of scheme liabilities in both years relate to guaranteed benefits.

12 Retirement benefit schemes continued

The movements in funded scheme assets are as follows:

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Fair value of scheme assets at 1 January	7,264	6,076	14	10	7,278	6,086

Differences on exchange	(170)	541	(7)	5	(177)	546

Settlements	(1)	(33)	-	–	(1)	(33)

Interest on scheme assets	277	238	4	1	281	239

Company contributions	232	181	22	–	254	181

Contributions by scheme members	4	5	–	–	4	5

Benefits paid	(509)	(360)	(25)	(1)	(534)	(361)

Acquisition of subsidiaries	4,574	–	180	–	4,754	–

Actuarial gains/(losses)	486	616	5	(1)	491	615

Fair value of scheme assets at 31 December	12,157	7,264	193	14	12,350	7,278

	Pension schemes		Healthcare schemes		Total

	2017 £m	2016 £m	2017 £m	2016 £m	2017 £m	2016 £m

Equities ‒ listed	2,444	1,697	6	5	2,450	1,702

Equities ‒ unlisted	1,337	630	71	–	1,408	630

Bonds ‒ listed	5,272	3,948	14	4	5,286	3,952

Bonds ‒ unlisted	1,346	109	84	–	1,430	109

Other assets ‒ listed	682	403	9	–	691	403

Other assets ‒ unlisted	1,076	477	9	5	1,085	482

Fair value of scheme assets at 31 December	12,157	7,264	193	14	12,350	7,278

Scheme assets have been diversified into equities, bonds and other assets and are typically invested via fund investment managers into both pooled and segregated mandates of listed and unlisted equities and bonds.

In the US pension plans, plan assets are invested using active investment strategies and multiple investment management firms.  Managers within each asset class cover a range of investment styles and approaches.  Allowable investment types include domestic equity, international equity, global equity, emerging market equity, fixed income, real assets, private equity and absolute return.  The range of allowable investment types utilised for pension assets provides enhanced returns and more widely diversifies the plan.

In addition, certain scheme assets, including a portion of the assets held in the main UK pension scheme, are further diversified by investing in equities listed on non-UK stock exchanges via investment funds.

In the above analysis investments via equity-based investment funds are shown under listed equities, and investments via bond-based investment funds are shown under listed bonds. Other assets include cash and other deposits, derivatives and other hedges (including liability driven investments funds and inflation opportunity funds), recoverable taxes, reinsurance contracts, infrastructure investments and investment property.

The actuarial gains and losses in both years principally relate to movements in the fair values of scheme assets and actual returns are stated net of applicable taxes and fund management fees. The fair values of listed scheme assets were derived from observable data including quoted market prices and other market data, including market values of individual segregated investments and of pooled investment funds where quoted. The fair values of unlisted assets were derived from cash flow projections of estimated future income after taking into account the estimated recoverable value of these assets.

12 Retirement benefit schemes continued

The movements in the unrecognised scheme surpluses, recognised in other comprehensive income, are as follows:

	Pension schemes			Healthcare schemes			Total

	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m	2017 £m	2016 £m	2015 £m

Unrecognised funded scheme surpluses at 1 January	(18)	(11)	(13)	–	–	–	(18)	(11)	(13)

Differences on exchange	3	(4)	3	–	–	–	3	(4)	3

Interest on unrecognised funded scheme surpluses	(2)	(2)	(1)	–	–	–	(2)	(2)	(1)

Movement in year (note 19)	(6)	(1)	–	–	–	–	(6)	(1)	–

Unrecognised funded scheme surpluses at 31 December	(23)	(18)	(11)	–	–	–	(23)	(18)	(11)

The principal actuarial assumptions (weighted to reflect individual scheme differences) used in the following principal countries are shown below. In both years, discount rates are determined by reference to normal yields on high quality corporate bonds at the balance sheet date. For countries where there is not a deep market in such corporate bonds, the yield on government bonds is used.

	2017						2016

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Rate of increase in salaries (%)	3.9	3.2	2.5	3.0	2.0	1.3	–	3.3	2.5	3.0	2.0	1.3

Rate of increase in pensions in payment (%)	2.5	3.2	1.8	Nil	1.2	Nil	–	3.3	1.8	Nil	1.1	Nil

Rate of increase in deferred pensions (%)	–	2.2	1.8	Nil	1.2	–	–	2.5	Nil	Nil	1.1	–

Discount rate (%)	3.7	2.5	1.9	3.3	2.0	0.6	–	2.6	1.7	3.7	1.9	0.6

General inflation (%)	2.5	3.2	1.8	2.0	2.0	1.0	–	3.3	1.8	2.0	2.0	1.0

	2017						2016

	USA	UK	Germany	Canada	Netherlands	Switzerland	USA	UK	Germany	Canada	Netherlands	Switzerland

Weighted average duration of liabilities (years)	11.3	16.9	13.7	11.0	17.8	13.5	–	18.2	14.0	11.2	18.3	13.4

For healthcare inflation in the US, the assumption is 7.0% (2016: n/a) and in Canada, the assumption is 5.0% (2016: 4.8%). For the remaining pension schemes, typical assumptions are that real salary increases will be from 0.5% to 4.0% (2016: 0% to 5.2%) per annum and discount rates will be from 0.5% to 10.0% (2016: 0% to 7.7%) above inflation. Pension increases, where allowed for, are generally assumed to be in line with inflation.

12 Retirement benefit schemes continued

Mortality assumptions are subject to regular review. The principal schemes used the following tables:

US UK	2017: 2016: 2017: 2016:

RP-2017 mortality tables without collar or amounts adjusted projected with MP-2017 generational projection

Not applicable

S2PA (YOB) with the CMI (2016) improvement model with a 1.25% longterm improvement rate

91.5% S1NA (year of birth) table with the Continuous Mortality Investigation (2013) model with a 1.75% long-term improvement rate

Germany		Heubeck tables 2005G (both years)
Canada		CPM-2014 Private Table (both years)
Netherlands		AG Prognosetafel 2016 (both years)
Switzerland	2017:	LPP/BVG 2015 base table with CMI projection factors for mortality improvements with a 1.5% long-term improvement rate
	2016:	LPP/BVG 2015 Generational

Based on the above, the weighted average life expectancy, in years, for mortality tables used to determine benefit obligations is as follows:

	US		UK		Germany		Canada		Netherlands		Switzerland

	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female	Male	Female

31 December 2016

Member age 65 (current life expectancy)	–	–	23.8	26.4	19.1	23.2	21.3	23.7	20.6	24.7	22.3	24.4

Member age 45 (life expectancy at age 65)	–	–	26.5	29.2	21.8	25.7	22.4	24.7	23.1	26.9	24.2	26.3

31 December 2017

Member age 65 (current life expectancy)	20.7	22.7	22.7	24.2	19.3	23.3	21.4	23.8	20.8	24.8	21.7	23.7

Member age 45 (life expectancy at age 65)	22.3	24.2	24.3	25.5	21.9	25.8	22.5	24.8	23.3	27.0	23.5	25.5

Valuation of retirement benefit schemes involves judgements about uncertain future events. Sensitivities in respect of the key assumptions used to measure the principal pension schemes as at 31 December 2017 are set out below. These sensitivities show the hypothetical impact of a change in each of the listed assumptions in isolation, with the exception of the sensitivity to inflation which incorporates the impact of certain correlating assumptions such as salary increases. While each of these sensitivities holds all other assumptions constant, in practice such assumptions rarely change in isolation, while asset values also change, and the impacts may offset to some extent.

	1 year increase £m	1 year decrease £m	0.25 percentage point increase £m	0.25 percentage point decrease £m

Average life expectancy – increase/(decrease) of scheme liabilities	373	(373)

Rate of inflation – increase/(decrease) of scheme liabilities			191	(179)

Discount rate – (decrease)/increase of scheme liabilities			(363)	384

A one percentage point increase in healthcare inflation would increase healthcare scheme liabilities by £53 million, and a one percentage point decrease would decrease liabilities by £45 million. The income statement effect of this change in assumption is not material.

1	BAT Annual Report and Form 20-F 2017